Financial results, net (Tables)	12 Months Ended
Jun. 30, 2018
Financial Results Net
Schedule of financial results
	06.30.18	06.30.17	06.30.16
- Foreign exchange	413,976	48,437	410,386
- Interest income	240,005	184,296	102,169
- Dividends income	34,172	9,705	-
Finance income	688,153	242,438	512,555
- Foreign exchange	(6,407,173)	(598,845)	(2,225,939)
- Interest expense	(928,218)	(639,768)	(612,486)
- Others financial costs	(117,445)	(77,033)	(100,051)
Subtotal finance costs	(7,452,836)	(1,315,646)	(2,938,476)
Less: Capitalized finance costs	14,385	2,310	-
Finance costs	(7,438,451)	(1,313,336)	(2,938,476)
- Fair value gains of financial assets at fair value through profit or loss	2,041,061	203,087	466,328
- Gain from derivative financial instruments	227,378	81,105	1,248,374
- Loss from repurchase of non - convertible notes	-	(168)	-
Other financial results	2,268,439	284,024	1,714,702
Total financial results, net	(4,481,859)	(786,874)	(711,219)